Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

a.	Basis of presentation:

The consolidated financial statements are prepared according to United States generally accepted accounting principles (“U.S. GAAP”).

b.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates.

On an ongoing basis, the Company’s management evaluates estimates, including those related to tax assets and liabilities, fair values of stock-based awards, warrants to purchase the Company’s ordinary shares, capital note and inventories write-offs. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

c.	Consolidated financial statements in U.S. dollars:

The accompanying consolidated financial statements have been prepared in U.S. dollars (“dollar” or “dollars”).

A substantial portion of the Group’s costs are incurred in New Israeli Shekels (“NIS”). However, the Group finances its operations mainly in U.S. dollars and a majority of the Group’s revenues are denominated in dollars. As such, the Company’s management believes that the U.S. dollar is the currency of the primary economic environment in which the Group operates. Thus, the functional and reporting currency of the Group is the U.S. dollar.

Transactions and balances that are denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been re-measured to dollars in accordance with Accounting Standards Codification (“ASC”) No. 830, “Foreign Currency Matters”. All foreign currency transaction gains and losses are reflected in the consolidated statements of operations as financial income or expenses, as appropriate.

d.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries, intercompany transactions and balances have been eliminated upon consolidation.

e.	Inventory, net:

Inventories are measured at the lower of cost and net realizable value, cost is computed on a first-in, first-out basis. The inventories consist of finished goods and raw materials.

f.	Property and equipment:

Property and equipment are stated at cost net of accumulated depreciation. Depreciation is calculated by the straight-line method, over the estimated useful lives of the assets, at the following annual rates:

%

Computers	15 – 33
Equipment	7 – 33
Office furniture	6 – 15
Leasehold improvements	(*)

(*)	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Group and intended to be exercised) and the expected life of the improvement.

Long-lived assets of the Group are reviewed for impairment in accordance with ASC No. 360, “Property, Plant and Equipment”, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. The Group did not record any impairment losses during the years ended December 31, 2018, 2017 and 2016.

g.	Goodwill:

Goodwill reflects the excess of the consideration transferred plus the fair value of any non-controlling interest in the acquiree at the business combination date over the fair values of the identifiable net assets acquired. Goodwill is not amortized but rather is tested for impairment annually at the reporting unit level, or whenever events or circumstances present an indication of impairment. Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized.

The primary items that generate goodwill include the value of the synergies between the acquired companies and the Company and the acquired assembled workforce, neither of which qualifies for recognition as an intangible asset.

Goodwill is tested for impairment on an annual basis in the fourth quarter and whenever indicators of potential impairment requires an interim goodwill impairment analysis. The Company may first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Company performs a qualitative assessment and concludes that it is more likely than not that the fair value of a reporting unit exceeds its carrying value, goodwill is not considered impaired and the two-step impairment test is not required. However, if the Company concludes otherwise, it is then required to perform a quantitative assessment for goodwill impairment.

The Company has early adopted a new guidance which simplifies the test for goodwill impairment. Under the new guidance, the Company performs its quantitative goodwill impairment test by comparing the fair value of its reporting unit with its carrying value. If the reporting unit’s carrying value is determined to be greater than its fair value, an impairment charge is recognized for the amount by which the carrying value exceeds the reporting unit’s fair value. If the fair value of the reporting unit is determined to be greater than its carrying amount, the applicable goodwill is not impaired and no further testing is required.

The evaluation of goodwill impairment requires the Company to make assumptions associated with its reporting unit fair value. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

The Company applied the quantitative goodwill impairment test as mentioned above, the results of such test were that the reporting unit’s carrying value was greater than its fair value and as a result, the Company recorded a goodwill impairment charge of $161,381 and presented such charge as a separate line item within its statement of operations for the year ended December 31, 2018.

h.	Intangible assets:

Intangible assets and their useful lives are as follows:

Estimated useful life

Technology	Ten (10) years
Backlog	One (1) year

Intangible assets represent acquired technology and backlog. Definite life intangible assets are amortized using the straight-line method over their estimated period of useful life, which is determined by identifying the period over which most of the cash flows are expected to be generated.

For definite life intangible assets, the Company reviews the carrying amounts for potential impairment when events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In evaluating recoverability, the Company groups assets and liabilities at the lowest level such that the identifiable cash flows relating to the group are largely independent of the cash flows of other assets and liabilities. The Company then compares the carrying amounts of the asset or asset groups with their respective estimated undiscounted future cash flows. If the definite life intangible asset or asset group are determined to be impaired, an impairment charge is recorded at the amount by which the carrying amount of the asset or asset group exceeds their fair value.

The Group did not record any intangible assets impairment during the years ended December 31, 2018 and 2017.

i.	Revenue Recognition:

Revenues from ink, services and maintenance are recognized in accordance with ASC No. 605-15, “Revenue Recognition” when delivery has occurred, persuasive evidence of an agreement exists, the vendor’s fee is fixed or determinable, and collectability is reasonably assured.

Other income, represent a sale of production waste.

j.	Research and development, net:

Research and development expenses are charged to the consolidated statements of operations as incurred, net of grants received, as described in section k. below.

k.	Government grants:

The Group receives participation funds and grants, which represents participation of the government of Israel and European grants. These amounts are recognized on the accrual basis as a reduction of research and development costs as such costs are incurred.

l.	Income taxes:

The Group accounts for income taxes in accordance with ASC No. 740, “Income Taxes”. This Statement prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Group provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts that more likely than not to be realized.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

m.	Accounting for stock-based compensation:

The Company accounts for share based compensation in accordance with ASC No. 718, “Compensation - Stock Compensation” that requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The Company recognizes compensation expenses for the value of its awards granted based on the straight-line attribution method over the requisite service period of each of the awards. The Company recognizes forfeitures of awards as they occur.

The Company selected the Black-Scholes option pricing model as the most appropriate fair value method for its stock-options awards. The Black-Scholes option-pricing model requires a number of assumptions, of which the most significant are the expected stock volatility and the expected option term. Expected volatility was calculated based upon similar traded companies’ historical stock price movements. The Company uses the simplified method until such time as there is sufficient historical exercise data to allow the Company to make and rely upon assumptions as to the expected life of outstanding options. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term to the expected life of the options. Historically, the Company has not paid dividends and in addition has no foreseeable plans to pay dividends, and therefore uses an expected dividend yield of zero in the option pricing model.

The fair value for options granted is estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	Year ended December 31,
	2018	2017	2016

Dividend yield	0%	0%	0%
Expected volatility	60%	64%-70%	68%-71%
Risk-free interest	2.15%-2.91%	1.78%-2.28%	0.83%-0.97%
Expected life (in years)	3.5-4.37	7	2.98

n.	Concentrations of credit risks:

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivables. The Group’s cash and cash equivalents balances are managed in major banks in Israel.

The majority of the Group’s cash and cash equivalents are deposited in major banks in Israel. Deposits in Israel are not insured. Generally, these deposits may be withdrawn upon demand and therefore bear low risk.

The Group’s accounts receivables are derived from sales mainly in Israel, Europe and the US. Concentration of credit risk with respect to accounts receivables is limited by ongoing credit evaluation and account monitoring procedures. The Group performs ongoing credit evaluations and establishes an allowance for doubtful accounts based on factors that may affect a customers’ ability to pay, such as known disputes, age of the receivable balance and past experience. Allowance for doubtful accounts amounted to $0 and $2,720 as of December 31, 2018 and 2017, respectively. The Group writes off receivables when they are deemed uncollectible, having exhausted all collection efforts. Actual collection experience may not meet expectations and may result in increased bad debt expense.

o.	Severance pay:

Pursuant to Section 14 of Israel’s Severance Pay Law, 5723-1963 (“Section 14”), the Group’s Israeli employees, covered by this section, are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made on their behalf by the Group to an Israeli insurance company. Payments in accordance with Section 14 release the Group from any future severance liabilities in respect of those employees. Neither severance pay liability nor severance pay fund under Section 14 for such employees is recorded on the Group’s consolidated balance sheets.

Severance expenses for the years ended December 31, 2018, 2017 and 2016 amounted to $64,261, $40,568 and $44,511, respectively.

p.	Fair value of financial instruments:

The Group applies ASC 820, “Fair Value Measurements and Disclosures”. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Group uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent from the Group. Unobservable inputs are inputs that reflect the Group’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1	Valuations based on quoted prices in active markets for identical assets or liabilities that the Group has the ability to access at the measurement date.
Level 2	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

In accordance with ASC 480, the Group measures its warrants to purchase the Company’s ordinary shares classified as liability and the capital note at fair value. The carrying amounts of cash and cash equivalents, accounts receivables, other current assets, trade payables and other accounts liabilities approximate their fair value due to the short-term maturity of such instruments.

The following table presents liabilities measured at fair value on a recurring basis as of December 31, 2018:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Warrants	-	-	$945,025	$945,025
Capital note	-	-	32,000	32,000

Total financial liabilities	-	-	$977,025	$977,025

The following table presents liabilities measured at fair value on a recurring basis as of December 31, 2017:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Warrants	-	-	$2,035,378	$2,035,378
Capital note	-	-	57,658	57,658

Total financial liabilities	-	-	$2,093,036	$2,093,036

The following table presents reconciliations for the Company’s liabilities measured and recorded at fair value on a recurring basis, using significant unobservable inputs (Level 3):

Level 3

Balance as of January 1, 2016	$1,005,490

Fair value of warrants issued and capital note	183,260
Changes in Fair value of warrants and capital note	(25,936)

Balance as of December 31, 2016	1,162,814

Fair value of warrants issued	684,015
Fair value of warrants granted for services	738,091
Changes in Fair value of warrants and capital note	(491,884)

Balance as of December 31, 2017	2,093,036

Fair value of warrants issued	966,094
Fair value of warrants granted for services	119,779
Changes in Fair value of warrants and capital note	(2,201,884)

Balance as of December 31, 2018	$977,025

q.	Basic and diluted net loss per ordinary share:

Basic net loss per ordinary share is computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net loss per ordinary share is computed based on the weighted average number of ordinary shares outstanding during each year, plus the dilutive potential of ordinary shares considered outstanding during the year in accordance with ASC 260, “Earnings Per Share”. Diluted loss per ordinary share is computed based on the weighted average number of ordinary shares outstanding during the year, plus the dilutive effect of ordinary shares considered outstanding during the year.

The total number of ordinary shares related to the outstanding stock options excluded from the calculations of diluted loss per ordinary share, since it would have an anti-dilutive effect, was 1,714,039, 1,429,713 and 836,514 for the years ended December 31, 2018, 2017 and 2016, respectively. The total number of warrants to purchase ordinary shares related to the outstanding options excluded from the calculations of diluted loss per ordinary share, since it would have an anti-dilutive effect, was 98,435,325, 4,879,701 and 2,834,410 for the years ended December 31, 2018, 2017 and 2016, respectively (the amount presented for the year ended December 31, 2018 was calculated based on applying an exercise price of $0.17 for the convertible loans and its related warrants issued on October, November and December 2018, see Note 8f., 8g. and 8h. for additional information).

r.	Business combination:

The Company accounted for business combination in accordance with ASC 805, “Business Combinations”. ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings.

Acquisition related costs are recorded within the statement of operations in the period it was incurred.

s.	Contingencies:

The Group is involved in various commercial, government investigation and other legal proceedings that arise from time to time. The Group records accruals for these types of contingencies to the extent that the Group concludes their occurrence is probable and that the related liabilities are estimable. When accruing these costs, the Group will recognize an accrual in the amount within a range of loss that is the best estimate within the range. When no amount within the range is a better estimate than any other amount, the Group accrues for the minimum amount within the range. The Group records anticipated recoveries under existing insurance contracts that are virtually certain of occurring at the gross amount that is expected to be collected. Legal costs are expensed as incurred.

t.	Recently issued accounting standards:

Adopted in the current year:

1.

In January 2017, the FASB issued ASU 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. ASU 2017-04 eliminates step two of the goodwill impairment test and specifies that goodwill impairment should be measured by comparing the fair value of a reporting unit with its carrying amount. Additionally, the amount of goodwill allocated to each reporting unit with a zero or negative carrying amount of net assets should be disclosed. ASU 2017-04 is effective for annual or interim goodwill impairment tests performed in fiscal years beginning after December 15, 2019, and early adoption is permitted. The Group adopted this guidance commencing January 1, 2018.

Not yet adopted in the current year:

2.	In May 2014, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606). ASU 2014-09 supersedes the revenue recognition requirements in Accounting Standards Codification (“ASC 605”), Revenue Recognition, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. The new revenue standard permits companies to either apply the requirements retrospectively to all prior periods presented or apply the requirements in the year of adoption through a modified retrospective approach with a cumulative adjustment. Due to the Company’s emerging growth company status, these new standards will become effective for the Company starting the first quarter of 2019. The Group is intent to adopt the modified retrospective approach starting the first quarter of 2019.

3.	In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which will require lessees to recognize assets and liabilities for leases with lease terms of more than 12 months. Consistent with current GAAP, the recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee primarily will depend on its classification as a financial or operating lease. However, unlike current GAAP, which requires only capital leases to be recognized on the balance sheet, the new guidance will require both types of leases to be recognized on the balance sheet. The ASU is effective for interim and annual periods beginning after December 15, 2018, with early adoption permitted. Due to the Company’s emerging growth company status, these new standards will become effective for the Company starting the first quarter of 2020. The Group is currently evaluating the effects of this guidance will have on its consolidated financial statements.

4.

In June 2018, the FASB issued Accounting Standards Update (ASU) No. 2018-07. This ASU supersedes ASC 505-50, Equity - Equity-Based Payments to Non-Employees, and expands the scope of ASC 718 to include all share-based payment arrangements related to the acquisition of goods and services from both nonemployees and employees. As a result, most of the guidance in Topic 718 associated with employee share-based payments, including most of its requirements related to classification and measurement, applies to nonemployee share-based payment arrangements. Entities should apply the amendments on a modified retrospective basis, through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year in which the ASU is adopted, for all:

1. Liability-classified nonemployee awards that have not been settled as of the adoption date and

2. Equity-classified nonemployee awards for which a measurement date has not been established.

The amendments are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted for periods in which financial statements have not yet been issued. Due to the Company’s emerging growth company status, these new standards will become effective for the Company starting the first quarter of 2021. The Group is currently evaluating the effects of this guidance will have on its consolidated financial statements.

5.	In June 2016, the FASB issued Accounting Standards Update (ASU) 2016-13. This update replaces the incurred loss impairment methodology in current U.S. GAAP for recognizing credit losses with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. For trade and other receivables, the guidance requires to use a forward-looking expected loss model rather than the incurred loss model for recognizing credit losses which reflects losses that are probable. Credit losses relating to available-for-sale debt securities will also be recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the securities. Due to the Company’s emerging growth company status, these new standards will become effective for the Company starting the first quarter of 2021. The Group is currently evaluating the effects of this guidance will have on its consolidated financial statements.